EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments and Changes (Details) CAD in Millions		12 Months Ended
	Sep. 30, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Apr. 01, 2017 election
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized (in years)		12 years	12 years	12 years
Expense for savings plan and DC Plans		CAD 42	CAD 52	CAD 41
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans		42	52	41
Total cash contributions		212	171	CAD 143
Other comprehensive income (loss), defined benefit plan, settlement and curtailment gain (loss)		(27)
Change in Plan Assets
Plan assets at fair value – beginning of year		3,562
Plan assets at fair value – end of year		3,816	3,562
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		193	189
Other long-term liabilities (Note 15)		CAD (389)	CAD (448)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings (in years)		3 years
Expected average remaining service life of employees over which past service costs are amortized (in years)		9 years	9 years	12 years
Number of final elections | election					1
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		CAD 163	CAD 111	CAD 96
Total amount outstanding under letters of credit		CAD 260	CAD 233
Discount rate		3.60%	4.00%
Remeasurements impact on unrealized actuarial gain (loss), recorded in regulated assets		CAD (2)	CAD 0	0
Change in Benefit Obligation
Benefit obligation – beginning of year		3,456	2,780
Service cost		113	107
Interest cost		135	127
Employee contributions		5	4
Benefits paid		(166)	(204)
Actuarial loss/(gain)		253	111
Acquisition of Columbia		0	527
Curtailment		(14)	0
Settlement		(66)	2
Foreign exchange rate changes		(70)	2
Benefit obligation – end of year		3,646	3,456	2,780
Change in Plan Assets
Plan assets at fair value – beginning of year		3,208	2,591
Actual return on plan assets		358	227
Employer contributions		163	111	96
Employee contributions		5	4
Benefits paid		(166)	(204)
Acquisition of Columbia		0	475
Settlement		(57)	0
Foreign exchange rate changes		(60)	4
Plan assets at fair value – end of year		3,451	3,208	2,591
Funded Status – Plan Deficit		(195)	(248)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		0	0
Accounts payable and other		(1)	0
Other long-term liabilities (Note 15)		(194)	(248)
Net		(195)	(248)
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		CAD 7	CAD 8	6
Discount rate		3.70%	4.15%
Remeasurements impact on unrealized actuarial gain (loss), recorded in regulated assets		CAD 0	CAD 0	0
Change in Benefit Obligation
Benefit obligation – beginning of year		372	225
Service cost		4	3
Interest cost		14	13
Employee contributions		3	2
Benefits paid		(19)	(16)
Actuarial loss/(gain)		19	(8)
Acquisition of Columbia		0	151
Curtailment		(2)	0
Settlement		0	0
Foreign exchange rate changes		(16)	2
Benefit obligation – end of year		375	372	225
Change in Plan Assets
Plan assets at fair value – beginning of year		354	45
Actual return on plan assets		45	14
Employer contributions		7	8	6
Employee contributions		3	2
Benefits paid		(19)	(16)
Acquisition of Columbia		0	294
Settlement		0	0
Foreign exchange rate changes		(25)	7
Plan assets at fair value – end of year		365	354	45
Funded Status – Plan Deficit		(10)	(18)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		193	189
Accounts payable and other		(8)	(7)
Other long-term liabilities (Note 15)		(195)	(200)
Net		(10)	(18)
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan		27	CAD 20	CAD 33
Total amount outstanding under letters of credit		CAD 260
U.S. | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Discount rate		4.10%
Other comprehensive income (loss), defined benefit plan, settlement and curtailment gain (loss)		CAD 3
Net periodic benefit cost (credit), gain (loss) due to settlement		CAD 2
Columbia DB Plan | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Discount rate	3.70%
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	CAD 16
Remeasurements impact on unrealized actuarial gain (loss), recorded in regulated assets	14
Remeasurement impact recorded in OCI	CAD 2